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                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: SEPTEMBER 30, 1999

Check here if Amendment [    ];  Amendment Number:

Institutional Investment Manager Filing this Report:

Name:     Parker Carlson & Johnson
Address:  120 West Third Street
          Suite 300
          Dayton, OH 45402-1819

13F File Number:  801-17956

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statement and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Dayton and State of Ohio on the 21th day of October, 1999.


Signature:  /s/ James M. Johnson
            -------------------------
            James M. Johnson,
            Chief Investment Officer


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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Totals:          52

Form 13F Information Table Value Total:      $ 47,217

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List of Other Included Managers:

No.  13F File Number          Name
01
02
03
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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     1291    20800 SH       SOLE                    20800
America Online Inc             COM              02364J104     3696    35521 SH       SOLE                    35521
American Express Co            COM              025816109     1634    12100 SH       SOLE                    12100
American Home Prods            COM              026609107      875    21090 SH       SOLE                    21090
American Intl Group            COM              026874107     1949    22422 SH       SOLE                    22422
Bristol Myers Squibb           COM              110122108      270     4000 SH       SOLE                     4000
Campbell Soup Co               COM              134429109      558    14250 SH       SOLE                    14250
Chevron Corporation            COM              166751107      377     4250 SH       SOLE                     4250
Cisco Systems Co Inc           COM              17275R102     1919    27985 SH       SOLE                    27985
Citigroup Inc                  COM              172967101     1387    31523 SH       SOLE                    31523
Clorox Co                      COM              189054109      639    16710 SH       SOLE                    16710
Cooper Cameron Corp            COM              216640102      444    11750 SH       SOLE                    11750
Disney Walt Co                 COM              254687163      665    25575 SH       SOLE                    25575
E M C Corp Mass                COM              268648102     1647    23080 SH       SOLE                    23080
Emerson Elec Co                COM              291011104      453     7170 SH       SOLE                     7170
Federal Natl Mtg Assn          COM              313586109      695    11090 SH       SOLE                    11090
First Data Corp                COM              319963104      788    17950 SH       SOLE                    17950
First Franklin Corp            COM              320272107      213    16212 SH       SOLE                    16212
Firstar Corp                   COM              33763V109      398    15549 SH       SOLE                    15549
Four Season Hotel Inc          LTD VTG SH       35100E104      274     7500 SH       SOLE                     7500
Franklin Res Inc               COM              354613101      464    15190 SH       SOLE                    15190
General Elec Co                COM              369604103     2035    17165 SH       SOLE                    17165
Gillette Co                    COM              375766102      244     7175 SH       SOLE                     7175
Home Depot Corp                COM              437076102      220     3200 SH       SOLE                     3200
Intel Corp                     COM              458140100      752    10125 SH       SOLE                    10125
International Bus Mach         COM              459200101     2063    17049 SH       SOLE                    17049
Johnson & Johnson              COM              478160104      271     2950 SH       SOLE                     2950
Keycorp                        COM              493267108      213     8256 SH       SOLE                     8256
Lilly Eli & Co                 COM              532457108      943    14693 SH       SOLE                    14693
Lucent Technologies            COM              549463107     2913    44908 SH       SOLE                    44908
Merck & Co Inc                 COM              589331107     1064    16420 SH       SOLE                    16420
Microsoft Corp                 COM              594918104     1875    20700 SH       SOLE                    20700
Mobil Corp                     COM              607059102      816     8100 SH       SOLE                     8100
Navigant Consulting            COM              63935n107      885    19075 SH       SOLE                    19075
Newpark Res Inc                COM              651718504      429    55380 SH       SOLE                    55380
Northern Tr Corp               COM              665859104      895    10722 SH       SOLE                    10722
Omnicom Group Inc              COM              681919106      206     2600 SH       SOLE                     2600
Pharmaceutical Prod            COM              717124101      343    25300 SH       SOLE                    25300
Policy Mgmt Systems            COM              731108106      980    30975 SH       SOLE                    30975
Procter & Gamble Co            COM              742718109      436     4651 SH       SOLE                     4651
Reynolds & Reynolds            COM              761695105      201     9863 SH       SOLE                     9863
SPDR TR                        UNIT SER 1       78462F103      805     6250 SH       SOLE                     6250
SBC Communications             COM              78387G103      732    14331 SH       SOLE                    14331
Schwab Charles                 COM              808513105      859    25700 SH       SOLE                    25700
Sealed Air Corp                COM              81211K100      895    17450 SH       SOLE                    17450
Sky Financial Group Inc        COM              83080P103      239    10156 SH       SOLE                    10156
Sprint Corp                    COM FON GROUP    852061100      984    18136 SH       SOLE                    18136
Sprint Corp                    PCS COM SER 1    852061506      400     5359 SH       SOLE                     5359
Sysco Corp                     COM              871829107      217     6200 SH       SOLE                     6200
Tyco Intl Ltd                  COM              902124106     1494    14467 SH       SOLE                    14467
United Technologies            COM              913017109     1035    17450 SH       SOLE                    17450
Wells Fargo & Co               COM              949746101     1137    28695 SH       SOLE                    28695
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